Land use rights, net	12 Months Ended
Dec. 31, 2019
Land use rights, net
Land use rights, net
9.	Land use rights, net

	As of December 31,
	2018	2019
	RMB	RMB
Land use right	4,053,855	5,868,774
Less: accumulated amortization	(168,277)	(272,658)
Less: impairment	—	(55,008)

Land use rights, net	3,885,578	5,541,108

The expiry dates of the land use rights range from the years 2064 to 2068.
Amortization expenses charged were RMB55,545, RMB71,601 and RMB104,381 for the years ended December 31, 2017, 2018 and 2019, respectively. The Group expects to record amortization expense of RMB124,095 for each of the year ending December 31, 2020, 2021, 2022, 2023 and 2024.
An impairment loss of RMB55 million was recorded in general and administrative expenses on the consolidated statements of income and comprehensive income for the year ended December 31, 2019
.